Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Change in fair flue of derivative liabilities	$ 8,900,000	$ 16,260,669
Cash withdrawn from trust account	$ (105,007)	$ 345,000,000
Dividend rate	0.00%